1
Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — September 30, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 77.8%
1,320
Albany International Corp., Cl. A ............
$ 113,890
2,527
Cadre Holdings Inc. ................................
67,345
1,370
Crane Co. ................................................
121,711
1,370
Crane NXT Co. .......................................
76,131
200
Elbit Systems Ltd. ...................................
39,596
350
General Dynamics Corp. ........................
77,339
900
HEICO Corp. ...........................................
145,737
2,230
Hexcel Corp. ...........................................
145,262
1,170
Honeywell International Inc. ....................
216,146
2,380
Howmet Aerospace Inc. ..........................
110,075
6,500
Kaman Corp. ...........................................
127,725
2,800
Kratos Defense & Security Solutions
Inc.† ....................................................
42,056
780
L3Harris Technologies Inc. ......................
135,814
1,080
Leidos Holdings Inc. ...............................
99,533
2,500
Leonardo DRS Inc.† ...............................
41,750
340
Lockheed Martin Corp. ...........................
139,046
940
Mercury Systems Inc.† ...........................
34,865
2,369
Mynaric Agnamens Aktien O N, ADR† ...
11,750
320
Northrop Grumman Corp. .......................
140,861
3,800
Park Aerospace Corp. ............................
59,014
10,473
Redwire Corp.† .......................................
30,267
1,850
RTX Corp. ...............................................
133,144
7,400
Spirit AeroSystems Holdings Inc., Cl. A ..
119,436
17,320
Terran Orbital Corp.† ..............................
14,417
2,130
Textron Inc. .............................................
166,438
1,000
The Boeing Co.† .....................................
191,680
6,300
Triumph Group Inc.† ...............................
48,258
2,649,286
Aviation: Parts and Services – 22.2%
540
AAR Corp.† ............................................
32,146
2,200
Astronics Corp.† .....................................
34,892
790
Curtiss-Wright Corp. ...............................
154,548
3,980
Ducommun Inc.† ....................................
173,170
1,850
Moog Inc., Cl. A ......................................
208,976
1,220
Woodward Inc. ........................................
151,597
755,329
TOTAL INVESTMENTS — 100.0%
(cost $3,602,722) ....................................
$ 3,404,615
† Non-income producing security.
ADR    American Depositary Receipt